Note 21 - HMN Financial, Inc. Financial Information (Parent Company Only) (Details) - Condensed Financial Statements for the Parent Company Only (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Assets:
Cash and cash equivalents	$ 46,634,000	$ 120,686,000	$ 83,660,000
Loans receivable, net	365,113,000	384,615,000
Prepaid expenses and other assets	1,157,000	698,000
Deferred tax asset, net	10,530,000	15,111,000
Total assets	577,426,000	648,622,000
Liabilities and Stockholders' Equity:
Accrued expenses and other liabilities	3,782,000	8,257,000
Total liabilities	501,413,000	562,947,000
Serial preferred stock	10,000,000	26,000,000
Common stock	91,000	91,000
Additional paid-in capital	50,207,000	51,175,000
Retained earnings	77,805,000	72,211,000
Unearned employee stock ownership plan shares	(2,610,000)	(2,804,000)
Treasury stock, at cost, 4,658,323 and 4,704,313 shares	(59,062,000)	(60,324,000)
Total stockholders' equity	76,013,000	85,675,000	60,834,000	57,061,000
Total liabilities and stockholders' equity	577,426,000	648,622,000
Condensed Statements of Income
Interest income	20,613,000	22,983,000	30,816,000
Compensation and benefits	(13,332,000)	(12,680,000)	(12,452,000)
Occupancy	(3,691,000)	(3,338,000)	(3,358,000)
Data processing	(1,011,000)	(1,289,000)	(1,434,000)
Other	(4,128,000)	(5,278,000)	(5,990,000)
Income before income tax expense	12,281,000	12,264,000	5,453,000
Income tax (benefit) expense	4,902,000	(14,406,000)	132,000
Net income	7,379,000	26,670,000	5,321,000
Cash flows from operating activities:
Net income	7,379,000	26,670,000	5,321,000
Adjustments to reconcile net income to cash used by operating activities:
Deferred income tax benefit	4,566,000	4,905,000	1,878,000
Earned employee stock ownership shares priced below original cost	53,000	(21,000)	(162,000)
Stock option compensation	1,000	4,000	7,000
Amortization of restricted stock awards	240,000	202,000	233,000
Decrease in unearned ESOP shares	194,000	193,000	194,000
(Decrease) increase in accrued expenses and other liabilities	(265,000)	364,000	(1,776,000)
Decrease (increase) in other assets	(444,000)	842,000	696,000
Other, net	515,000	64,000	580,000
Net cash used by operating activities	17,344,000	18,992,000	16,837,000
Cash flows from investing activities:
Decrease (increase) in loans receivable, net	13,455,000	63,814,000	89,591,000
Net cash provided (used) by investing activities	(12,425,000)	49,297,000	99,675,000
Cash flows from financing activities:
Redemption of preferred stock	(16,000,000)	0	0
Dividends to preferred stockholders	(5,964,000)	0	0
Net cash provided by financing activities	(78,971,000)	(31,263,000)	(100,692,000)
Increase (decrease) in cash and cash equivalents	(74,052,000)	37,026,000	15,820,000
Cash and cash equivalents, beginning of year	120,686,000	83,660,000	67,840,000
Cash and cash equivalents, end of year	46,634,000	120,686,000	83,660,000
Parent Company [Member]
Assets:
Cash and cash equivalents	557,000	141,000	154,000
Investment in subsidiaries	73,733,000	88,332,000
Loans receivable, net	900,000	1,000,000
Prepaid expenses and other assets	10,000	79,000
Deferred tax asset, net	1,022,000	931,000
Total assets	76,222,000	90,483,000
Liabilities and Stockholders' Equity:
Accrued expenses and other liabilities	209,000	4,808,000
Total liabilities	209,000	4,808,000
Serial preferred stock	10,000,000	26,000,000
Common stock	91,000	91,000
Additional paid-in capital	50,207,000	51,175,000
Retained earnings	77,805,000	72,211,000
Net unrealized losses on securities available for sale	(418,000)	(674,000)
Unearned employee stock ownership plan shares	(2,610,000)	(2,804,000)
Treasury stock, at cost, 4,658,323 and 4,704,313 shares	(59,062,000)	(60,324,000)
Total stockholders' equity	76,013,000	85,675,000
Total liabilities and stockholders' equity	76,222,000	90,483,000
Condensed Statements of Income
Interest income	1,000	1,000	3,000
Equity income of subsidiaries	7,644,000	26,792,000	6,220,000
Compensation and benefits	(233,000)	(235,000)	(227,000)
Occupancy	(24,000)	(24,000)	(24,000)
Data processing	(6,000)	(6,000)	(6,000)
Other	(539,000)	(498,000)	(513,000)
Income before income tax expense	6,843,000	26,030,000	5,453,000
Income tax (benefit) expense	(536,000)	(640,000)	132,000
Net income	7,379,000	26,670,000	5,321,000
Cash flows from operating activities:
Net income	7,379,000	26,670,000	5,321,000
Adjustments to reconcile net income to cash used by operating activities:
Equity income of subsidiaries	(7,644,000)	(26,792,000)	(6,220,000)
Deferred income tax benefit	(92,000)	(931,000)	0
Earned employee stock ownership shares priced below original cost	53,000	(21,000)	(162,000)
Stock option compensation	1,000	4,000	7,000
Cancellation of restricted stock awards	0	(119,000)	0
Amortization of restricted stock awards	240,000	202,000	233,000
Decrease in unearned ESOP shares	194,000	193,000	194,000
(Decrease) increase in accrued expenses and other liabilities	(420,000)	47,000	65,000
Decrease (increase) in other assets	69,000	(65,000)	22,000
Other, net	0	(1,000)	0
Net cash used by operating activities	(220,000)	(813,000)	(540,000)
Cash flows from investing activities:
Decrease (increase) in loans receivable, net	100,000	(200,000)	600,000
Net cash provided (used) by investing activities	100,000	(200,000)	600,000
Cash flows from financing activities:
Redemption of preferred stock	(16,000,000)	0	0
Dividends to preferred stockholders	(5,964,000)	0	0
Dividends received from Bank	22,500,000	1,000,000	0
Net cash provided by financing activities	536,000	1,000,000	0
Increase (decrease) in cash and cash equivalents	416,000	(13,000)	60,000
Cash and cash equivalents, beginning of year	141,000	154,000	94,000
Cash and cash equivalents, end of year	$ 557,000	$ 141,000	$ 154,000